SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2019
Computers and peripheral equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years
Computers and peripheral equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years
Internal use software
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	14 years